Capital Stock - Summary of Unvested Stock Options (Detail) (USD $)	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number, Beginning Balance	7,260,000	3,618,000	4,610,000
Granted during the year, Number		5,288,000
Options Outstanding, Number, Ending Balance	3,267,000	7,260,000	3,618,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	0	5,288,040	0
Unvested stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number, Beginning Balance	5,187,000
Vested during the year, Number	(1,517,000)
Options Forfeited during the year, Number	(1,693,000)
Options Outstanding, Number, Ending Balance	1,977,000
Weighted Average Grant Date Fair Value, Beginning Balance	$ 4.71
Vested during the year, Weighted Average Grant Date Fair Value	$ 5.03
Forfeited during the year, Weighted Average Grant Date Fair Value	$ 4.71
Weighted Average Grant Date Fair Value, Ending Balance	$ 4.48